Schedule of Liabilities Related to Acquisition Agreements (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total acquisition agreement related liabilities	$ 23,798	$ 18,936,501
Less: Current portion business acquisition agreement-related liabilities	(23,798)	(10,061,501)
Long term portion of business acquisition agreement-related liabilities		8,875,000
Micasense Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total acquisition agreement related liabilities	23,798	4,821,512
Measure Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total acquisition agreement related liabilities		5,625,000
Sense Fly SA Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total acquisition agreement related liabilities		$ 8,489,989